Financial instruments and risk management (Details) - Schedule of quantitative data about the exposure of financial assets and liabilities to currency risk	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Financial instruments and risk management (Details) - Schedule of quantitative data about the exposure of financial assets and liabilities to currency risk [Line Items]
Net statement of financial position exposure -asset/(liability)	€ (272,966)	$ 9,104,828	€ (576,832)	$ 393,282
Trade and other payables [Member]
Financial instruments and risk management (Details) - Schedule of quantitative data about the exposure of financial assets and liabilities to currency risk [Line Items]
Net statement of financial position exposure -asset/(liability)	(397,853)	(75,712)	(526,637)	(51,527)
Accrued Expenses [Member]
Financial instruments and risk management (Details) - Schedule of quantitative data about the exposure of financial assets and liabilities to currency risk [Line Items]
Net statement of financial position exposure -asset/(liability)	(569,400)	(34,648)	(175,826)	(750,949)
Cash and Cash Equivalents [Member]
Financial instruments and risk management (Details) - Schedule of quantitative data about the exposure of financial assets and liabilities to currency risk [Line Items]
Net statement of financial position exposure -asset/(liability)	€ 694,287	9,214,709	125,631	1,041,695
Other Receivables [Member]
Financial instruments and risk management (Details) - Schedule of quantitative data about the exposure of financial assets and liabilities to currency risk [Line Items]
Net statement of financial position exposure -asset/(liability)		$ 479		$ 154,063